Revenue from contract with customers - Schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 94,288	$ 84,813	$ 188,410	$ 168,305
Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	77,298	69,339	154,244	139,620
iGaming Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,990	15,474	34,166	28,685
Third-Party Platforms | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36,787	58,680	79,755	119,964
Direct-to-Consumers | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,511	10,659	74,489	19,656
Over time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	77,149	69,268	153,954	139,471
At a point in time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	149	71	290	149
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58,462	60,498	115,930	121,512
U.S. | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58,462	60,498	115,930	121,512
International | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 18,836	$ 8,841	$ 38,314	$ 18,108